ORGANIZATION AND PRINCIPAL ACTIVITIES (Tables)	12 Months Ended
Dec. 31, 2019
ORGANIZATION AND PRINCIPAL ACTIVITIES
Schedule of Subsidiaries and VIEs

		Date of	Percentage
	Place of incorporation	incorporation/acquisition	of ownership
Subsidiaries of the Company:
Huami HK Limited (“Huami HK”)	Hong Kong (“HK”)	December 23, 2014	100%
Huami, Inc. (“Huami Inc”)	United States of America (“U.S.”)	January 15, 2015	100%
Beijing ShunYuan KaiHua Technology Co., Ltd. (“ShunYuan”)	PRC	February 25, 2015	100%
Huami (Shenzhen) Information Technology Co., Ltd. (“Huami SZ”)	PRC	December 7, 2015	100%
Anhui Huami Intelligent Technology Co., Ltd. (“Huami Intelligent”)	PRC	December 28, 2015	100%
Rill, Inc. (“Rill”)	U.S.	June 16, 2016	100%
DingShow	Cayman Islands	October 10, 2018	100%
Huami Inc. Canada branch (Huami Canada)	Canada	November 2, 2018	100%
Bitinno Technologies Inc. ("Bitinno")	U.S.	November 26, 2018	100%
Huami Investment Platform I Ltd.	British Virgin Islands	December 14, 2018	100%
Galaxy Trading Platform Limited ("Galaxy")	HK	May 8, 2019	100%
Variable interest entities of the Company:
Anhui Huami	PRC	December 27, 2013	Consolidated VIE
Beijing Huami	PRC	July 11, 2014	Consolidated VIE
Subsidiaries of Anhui Huami:
Anhui Huami Healthcare Co., Ltd . (“Huami Healthcare”)	PRC	December 5, 2016	VIE's subsidiary
Shenzhen Yunding Information Technology Co., Ltd. (“Yunding”)	PRC	July 31, 2017	VIE's subsidiary
Oclean Information Technology Co., Ltd. ("Yunding HK ")	HK	March 7, 2017	VIE's subsidiary
Hefei Huami Micro-electronics Co.Ltd("Huami Micro")	PRC	January 17, 2019	VIE’s subsidiary
Huami (Nanjing) Information Technology Co., Ltd. (“Huami NJ”)	PRC	July 4, 2019	VIE’s subsidiary
Hefei Hi-Tech Huami Intelligence Polyclinic Co.Ltd (“Huami Intelligence Polyclinic”)	PRC	July 31, 2019	VIE’s subsidiary
Anhui Huami Medical System Co.Ltd(“Huami Medical System”)	PRC	August 26, 2019	VIE’s subsidiary
Subsidiary of Beijing Huami:
Huami Beijing Medical Health Technology Co. Ltd.(“Beijing Huami Health")	PRC	March 29, 2019	VIE’s subsidiary

Schedule of Financial Statement Amounts and Balances of VIEs

The following financial statement amounts and balances of the VIEs were included in the accompanying consolidated financial statements after the elimination of intercompany balances and transactions within the Group:

	As of December 31,
	2018	2019
	RMB	RMB
Total current assets	2,202,009	3,828,544
Total non-current assets	191,522	466,774
Total assets	2,393,531	4,295,318
Total current liabilities	1,329,010	2,361,906
Total non-current liabilities	61,211	183,295
Total liabilities	1,390,221	2,545,201

	For the years ended December 31,
	2017	2018	2019
	RMB	RMB	RMB
Revenues	2,042,640	3,638,560	5,801,405
Net income	327,101	643,239	987,672

	For the years ended December 31,
	2017	2018	2019
	RMB	RMB	RMB
Net cash provided by operating activities	248,642	712,210	478,806
Net cash used in investing activities	(19,643)	(72,862)	(126,887)
Net cash provided by financing activities	20,000	(13,221)	(20,000)